REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES
16.	REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

On July 16 and August 19, 2008, the Company issued an aggregate of 12,500,000 Series A preferred share at US$4 per share for total gross proceeds of US$50,000.

As of December 31, 2009, the Company had 12,500,000 Series A Preferred Shares outstanding. On January 20, 2010, 7,500,000 Series A preferred shares were redeemed, and upon completion of the initial public offering in May 2010, the remaining 5,000,000 Series A preferred shares were automatically converted into Class B ordinary shares.

Below is a summary of the activities of the Series A Preferred shares during the period when they were outstanding:

US$
Issuance of preferred shares	50,000
Issuance cost	(1,343)
Accretion	12,134
Redemption of preferred shares	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	(19,428)
Convertible redeemable preferred shares as of December 31, 2010	—

The significant terms of Series A Preferred Shares were as follows:

Redemption

At any time (i) on or after December 31, 2009 and in the event that a qualified public offering has not occurred prior to such date, or (ii) upon determination by any PRC Government Authority, including the Ministry of Commerce and the State Administration of Foreign Exchange in writing that any transactions conducted by the Group, the founder and other relevant parties involved to form the corporate structure of the Group (all such transactions, the “Restructuring”), including the various transactions contemplated by the control documents, violate any provisions of Regulation for Merger with Acquisition of Domestic Enterprise by Foreign Investors or any other applicable PRC Law, or requires the approval from Ministry of Commerce or other government authorities, or (iii) upon any PRC Government Authority taking any enforcement action in relation to the Restructuring that has the effect of penalizing any companies within the Group or any investor or unwinding the Restructuring or the corporate structure, each of the investors has the right to request the Company to redeem and/or the shareholder to purchase, all of the Series A Preferred Shares or ordinary shares converted from Series A Preferred Shares held by the investor for an aggregate consideration equal to the original purchase price paid by the investor for the Series A Preferred Shares to be redeemed or purchased plus an investment return at a rate of 15% per annum on the original purchase price, plus any and all accrued but unpaid dividends on the Series A Preferred Shares held by the investor to be redeemed or purchased.

The Company accrued the 15% premium over the period as an accretion charge to increase the Series A Preferred Shares’ carrying value with debits to the retained earnings of US$3,119, US$7,800 and US$1,215 for the years ended December 31, 2008, 2009 and 2010, respectively.

Dividends

The preferred shareholders would be entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders.

Conversion

Each holder of Series A Preferred Shares had the right, at each holder’s sole discretion, to convert at any time and from time to time all or any portion of the Series A Preferred Shares held by it into ordinary shares. The initial conversion ratio was on a one for one basis, subject to certain general anti-dilution adjustments. The Series A Preferred Shares were automatically converted into ordinary shares upon the closing of a qualified initial public offering, based on the applicable then-effective conversion price.

Voting rights

The preferred shareholders were entitled to receive notice of and to attend and vote at all general meetings of the Company as if all Series A Preferred Shares had been converted into ordinary shares on a one for one basis with one vote per ordinary share, and the preferred shareholders vote together with the ordinary shareholders and not as a separate class of shares.

Liquidation preference

Upon any liquidation, dissolution or winding up of the Company, before any distribution or payment was made with respect to any ordinary shares, an amount is paid on a pari passu basis with respect to each Series A Preferred Share equal to 100% of the original subscription price plus an 8% annual compounded return in the case of each Series A Preferred Shares plus all unpaid dividends on each share. In the event that there were insufficient assets of the Company available for payment in full, then any available assets would be paid and distributed as far as possible to preferred shareholders pro rata (on an as-converted basis) to the liquidation preference which each preferred shareholder would otherwise be entitled to receive. After full preference amount had been paid on all the shares of the Series A Preferred Shares, any remaining funds or assets of the Group legally available for distribution to shareholders were distributed pro rata among the holders of the Series A Preferred Shares (on an as-converted basis) together with the holders of the ordinary shares.